Share-Based Compensation - 2013 Incentive Scheme (Detail) - 2013 Incentive Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Number of shares
Outstanding at the beginning of the year		0	33,273,025
Exercised		0	(4,852,510)
Outstanding Modified					(28,420,515)
Outstanding at the end of the year			0	33,273,025
Vested and expected to vest at end of year | shares	0	0
Exercisable | shares	0	0
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)			$ 0.34
Exercised (in dollars per share)			0.34
Outstanding at the end of the year Modified (in dollars per share)					$ 0.34
Outstanding at the end of the year (in dollars per share)				$ 0.34
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)			1.13
Exercised (in dollars per share)			$ 1.10
Outstanding at end of year Modified (in dollars per share)					$ 1.13
Outstanding at end of year (in dollars per share)				$ 1.13
Weighted Average Remaining Contractual Term
Outstanding			4 years 3 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value				$ 765
Unvested at beginning of year	7,596,470	4,254,730	4,909,057
Number of ordinary shares, Granted	469,490	5,773,520	1,600,000
Number of ordinary shares, Vested	(2,350,790)	(1,416,898)	(30,310,465)
Number of ordinary shares, Forfeited	(628,180)	(1,014,882)	(364,377)
Unvested Modified					28,420,515
Unvested at end of year	5,086,990	7,596,470	4,254,730	4,909,057
Unvested at beginning of year (in dollars per share)	$ 0.23	$ 0.64	$ 1.06
Granted (in dollars per share)	0.08	0.17	0.21
Vested (in dollars per share)	0.27	0.79	1.33
Forfeited (in dollars per share)	0.50	0.81	0.90
Unvested at end of year Modified (in dollars per share)					$ 1.33
Unvested at end of year (in dollars per share)	$ 0.17	$ 0.23	$ 0.64	$ 1.06